UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington , D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22649

iShares U.S. ETF Trust
(Exact name of registrant as specified in charter)
c/o BlackRock Fund Advisors
400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	January 31, 2024

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2024
2024 Semi-Annual Report
(Unaudited)
iShares U.S. ETF Trust
iShares U.S. Consumer Focused ETF | IEDI | Cboe BZX
iShares U.S. Tech Independence Focused ETF | IETC | Cboe BZX

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S.
Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2024
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
6.43% 20.82%
U.S. small cap equities
(Russell 2000
®
Index)
(2.02) 2.40
International equities
(MSCI Europe, Australasia,
Far East Index)
3.15 10.01
Emerging market equities
(MSCI Emerging Markets
Index)
(6.00) (2.94)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.73 5.13
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.74 (0.38)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.15 2.10
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.70 2.90
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
6.18 9.28
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2024
2024
iShares Semi-Annual Report To Shareholders

iShares
®
U.S. Consumer Focused ETF
Investment Objective
The iShares U.S. Consumer Focused ETF (the “Fund”) seeks to provide access to U.S. companies with discretionary spending exposure, as classified using a proprietary classification system, while targeting increased exposure to U.S. companies with a greater proportion of consumer spending revenues and consumer goods and service production in the U.S. relative to the proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.
Performance
The inception date of the Fund was March 21, 2018. The first day of secondary market trading was March 23, 2018.
The S&P Total Market Index
TM
is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.58% 16.06% 12.80% 12.17% 16.06% 82.61% 96.25%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.88 16.35 12.81 12.19 16.35 82.70 96.41
S&P Total Market Index
TM
. . . . . . . . . . . . . . . . . . . . . . 5.83 19.14 87.62 89.03 19.14 13.41 11.48
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,075.80 $ 0.94 $ 1,000.00 $ 1,024.23 $ 0.92 0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Specialty Retail ................................... 31.5%
Consumer Staples Distribution & Retail ................... 21.3
Hotels, Restaurants & Leisure ......................... 16.0
Broadline Retail .................................. 15.3
Textiles, Apparel & Luxury Goods ...................... 4.5
Financial Services ................................. 1.5
Trading Companies & Distributors ...................... 1.2
Commercial Services & Supplies ....................... 1.2
Other (each representing less than 1%) ................... 7.5
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Amazon.com, Inc. ................................. 14.4%
Home Depot, Inc. (The) ............................. 10.8
Costco Wholesale Corp. ............................. 8.6
Walmart, Inc. ..................................... 5.5
Lowe's Cos., Inc. .................................. 3.6
TJX Cos., Inc. (The) ................................ 3.6
Chipotle Mexican Grill, Inc. ........................... 3.1
O'Reilly Automotive, Inc. ............................. 2.6
Ross Stores, Inc. .................................. 2.2
Target Corp. ..................................... 2.1
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2024

Fund Summary
iShares
®
U.S. Tech Independence Focused ETF
Investment Objective
The iShares U.S. Tech Independence Focused ETF (the “Fund”) seeks to provide access to U.S. companies with technology exposure, as classified using a proprietary classification system, while targeting increased exposure to U.S. companies with a greater proportion of technological capabilities, revenues, and production in the U.S. and select global markets relative to the proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.
Performance
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
The inception date of the Fund was March 21, 2018. The first day of secondary market trading was March 23, 2018.
The S&P Total Market Index
TM
is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.63% 48.31% 21.72% 18.79% 48.31% 167.16% 174.71%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.87 48.54 21.70 18.80 48.54 166.96 174.82
S&P Total Market Index
TM
. . . . . . . . . . . . . . . . . . . . . . 5.83 19.14 87.62 89.03 19.14 13.41 11.48
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,146.30 $ 0.97 $ 1,000.00 $ 1,024.23 $ 0.92 0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Software ....................................... 30.2%
Semiconductors & Semiconductor Equipment .............. 20.7
IT Services ..................................... 11.8
Broadline Retail .................................. 6.2
Interactive Media & Services .......................... 6.1
Communications Equipment .......................... 4.6
Technology Hardware, Storage & Peripherals .............. 3.8
Financial Services ................................. 3.5
Capital Markets .................................. 3.4
Professional Services .............................. 2.5
Electronic Equipment, Instruments & Components ........... 1.3
Aerospace & Defense .............................. 1.1
Other (each representing less than 1%) ................... 4.8
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Microsoft Corp. ................................... 11.5%
Broadcom, Inc. ................................... 8.8
Accenture plc, Class A .............................. 7.1
NVIDIA Corp. .................................... 6.6
Salesforce, Inc. ................................... 6.4
Amazon.com, Inc. ................................. 6.0
Oracle Corp. ..................................... 3.6
Apple, Inc. ...................................... 2.8
Cisco Systems, Inc. ................................ 2.5
International Business Machines Corp. ................... 2.1
(a)
Excludes money market funds.

About Fund Performance
2024
iShares Semi-Annual Report to Shareholders

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
U.S. Consumer Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.4%
FedEx Corp. ....................... 105 $ 25,335
United Parcel Service, Inc. , Class B ....... 223 31,644
56,979
Beverages — 0.4%
Brown-Forman Corp. , Class B, NVS ....... 129 7,082
Constellation Brands, Inc. , Class A ........ 222 54,408
61,490
Broadline Retail — 15.2%
Amazon.com, Inc.
(a)
.................. 14,441 2,241,243
Coupang, Inc. , Class A
(a)
............... 1,605 22,470
eBay, Inc. ......................... 542 22,260
Etsy, Inc.
(a)
........................ 190 12,646
Kohl's Corp. ....................... 527 13,575
Macy's, Inc. ....................... 1,316 24,070
Nordstrom, Inc. ..................... 484 8,785
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 419 30,139
2,375,188
Building Products — 0.1%
Masco Corp. ....................... 247 16,621
Commercial Services & Supplies — 1.1%
Cintas Corp. ....................... 186 112,450
Copart, Inc.
(a)
...................... 1,190 57,168
Driven Brands Holdings, Inc.
(a)
........... 255 3,343
Vestis Corp. ....................... 282 6,035
178,996
Consumer Finance — 0.1%
FirstCash Holdings, Inc. ............... 100 11,477
Consumer Staples Distribution & Retail — 21.2%
Albertsons Cos., Inc. , Class A ........... 1,338 28,392
BJ's Wholesale Club Holdings, Inc.
(a)
....... 608 39,119
Casey's General Stores, Inc. ............ 210 56,986
Costco Wholesale Corp. ............... 1,930 1,341,118
Dollar General Corp. ................. 1,358 179,351
Dollar Tree, Inc.
(a)
.................... 1,161 151,650
Grocery Outlet Holding Corp.
(a)
........... 509 12,613
Kroger Co. (The) .................... 3,049 140,681
Performance Food Group Co.
(a)
.......... 434 31,543
Sprouts Farmers Market, Inc.
(a)
........... 562 28,308
Sysco Corp. ....................... 700 56,651
Target Corp. ....................... 2,378 330,732
US Foods Holding Corp.
(a)
.............. 627 28,848
Walgreens Boots Alliance, Inc. ........... 1,550 34,984
Walmart, Inc. ....................... 5,132 848,063
3,309,039
Distributors — 0.3%
Genuine Parts Co. ................... 126 17,669
Pool Corp. ........................ 81 30,071
47,740
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.
(a) (b)
.... 110 10,808
Duolingo, Inc. , Class A
(a)
............... 50 8,944
H&R Block, Inc. ..................... 436 20,422
Service Corp. International ............. 209 14,028
54,202
Entertainment — 0.6%
Live Nation Entertainment, Inc.
(a)
......... 235 20,880
Madison Square Garden Sports Corp.
(a)
..... 31 5,738
Security
Shares
Shares Value
Entertainment (continued)
Netflix, Inc.
(a)
....................... 34 $ 19,180
Walt Disney Co. (The)
(b)
............... 580 55,709
101,507
Financial Services — 1.5%
Block, Inc. , Class A
(a)
................. 812 52,788
Mastercard, Inc. , Class A ............... 141 63,341
Toast, Inc. , Class A
(a) (b)
................ 744 13,221
Visa, Inc. , Class A ................... 380 103,839
233,189
Food Products — 0.4%
Flowers Foods, Inc. .................. 544 12,403
Freshpet, Inc.
(a)
..................... 130 11,193
General Mills, Inc. ................... 76 4,933
Lancaster Colony Corp. ............... 52 9,557
McCormick & Co., Inc. , NVS ............ 50 3,408
Tyson Foods, Inc. , Class A ............. 379 20,754
62,248
Ground Transportation — 0.9%
Avis Budget Group, Inc. ............... 36 5,894
Lyft, Inc. , Class A
(a)
................... 707 8,830
Uber Technologies, Inc.
(a)
.............. 1,957 127,733
142,457
Health Care Providers & Services — 0.2%
Chemed Corp. ...................... 9 5,335
McKesson Corp. .................... 56 27,994
33,329
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc. ............. 244 3,919
Host Hotels & Resorts, Inc. ............. 1,263 24,275
Ryman Hospitality Properties, Inc. ........ 104 11,429
39,623
Hotels, Restaurants & Leisure — 15.9%
Airbnb, Inc. , Class A
(a)
................. 535 77,115
Aramark .......................... 565 16,430
Bloomin' Brands, Inc. ................. 367 9,770
Boyd Gaming Corp. .................. 256 16,253
Brinker International, Inc.
(a)
............. 248 10,612
Caesars Entertainment, Inc.
(a)
........... 521 22,856
Carnival Corp.
(a)
..................... 1,721 28,534
Cheesecake Factory, Inc. (The) .......... 211 7,252
Chipotle Mexican Grill, Inc.
(a)
............ 197 474,528
Choice Hotels International, Inc. .......... 113 13,687
Churchill Downs, Inc. ................. 319 38,589
Cracker Barrel Old Country Store, Inc. ...... 133 10,288
Darden Restaurants, Inc. .............. 792 128,763
Domino's Pizza, Inc. .................. 164 69,900
DoorDash, Inc. , Class A
(a)
.............. 615 64,083
DraftKings, Inc. , Class A
(a)
.............. 1,016 39,675
Expedia Group, Inc.
(a)
................. 254 37,676
Hilton Grand Vacations, Inc.
(a)
........... 182 7,589
Hilton Worldwide Holdings, Inc. .......... 811 154,869
Hyatt Hotels Corp. , Class A ............. 100 12,837
Jack in the Box, Inc. .................. 68 5,302
Light & Wonder, Inc. , Class A
(a)
........... 93 7,475
Marriott International, Inc. , Class A ........ 784 187,948
Marriott Vacations Worldwide Corp. ........ 81 6,795
McDonald's Corp. ................... 782 228,907
MGM Resorts International
(a)
............ 723 31,357
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.... 1,010 17,978
Papa John's International, Inc. ........... 228 16,753
Penn Entertainment, Inc.
(a) (b)
............ 335 7,554

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Consumer Focused ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Planet Fitness, Inc. , Class A
(a)
........... 532 $ 36,048
Red Rock Resorts, Inc. , Class A .......... 163 8,913
Royal Caribbean Cruises Ltd.
(a)
.......... 404 51,510
SeaWorld Entertainment, Inc.
(a)
.......... 118 5,829
Shake Shack, Inc. , Class A
(a)
............ 163 12,316
Starbucks Corp. ..................... 2,716 252,670
Sweetgreen, Inc. , Class A
(a)
............. 518 5,532
Texas Roadhouse, Inc. ................ 417 52,425
Travel + Leisure Co. .................. 214 8,650
Vail Resorts, Inc. .................... 126 27,972
Wendy's Co. (The) ................... 719 13,719
Wingstop, Inc. ...................... 233 65,499
Wyndham Hotels & Resorts, Inc. ......... 344 26,808
Wynn Resorts Ltd. ................... 238 22,474
Yum! Brands, Inc. ................... 1,034 133,893
2,475,633
Household Durables — 0.3%
DR Horton, Inc. ..................... 82 11,718
Tempur Sealy International, Inc. .......... 412 20,555
Toll Brothers, Inc. .................... 165 16,393
48,666
Household Products — 0.6%
Colgate-Palmolive Co. ................ 187 15,745
Procter & Gamble Co. (The) ............ 543 85,327
101,072
Industrial Conglomerates — 0.1%
Honeywell International, Inc. ............ 44 8,899
Interactive Media & Services — 0.6%
(a)
IAC, Inc. .......................... 114 5,724
Match Group, Inc. ................... 210 8,060
Meta Platforms, Inc. , Class A ............ 164 63,983
Snap, Inc. , Class A, NVS ............... 766 12,172
89,939
IT Services — 0.1%
GoDaddy, Inc. , Class A
(a)
............... 163 17,386
Leisure Products — 0.1%
(a)
Mattel, Inc. ........................ 357 6,387
YETI Holdings, Inc. .................. 225 9,893
16,280
Machinery — 0.1%
Parker-Hannifin Corp. ................. 30 13,935
Snap-on, Inc. ...................... 10 2,899
16,834
Media — 0.1%
Interpublic Group of Cos., Inc. (The) ....... 384 12,668
Passenger Airlines — 0.4%
Alaska Air Group, Inc.
(a)
................ 233 8,348
American Airlines Group, Inc.
(a)
........... 668 9,506
Southwest Airlines Co. ................ 1,019 30,458
United Airlines Holdings, Inc.
(a) (b)
.......... 226 9,352
57,664
Personal Care Products — 0.3%
Coty, Inc. , Class A
(a)
.................. 984 11,887
elf Beauty, Inc.
(a)
.................... 164 26,163
Inter Parfums, Inc. ................... 11 1,530
39,580
Security
Shares
Shares Value
Professional Services — 0.1%
Robert Half, Inc. .................... 129 $ 10,261
Real Estate Management & Development — 0.1%
Zillow Group, Inc. , Class C, NVS
(a)
........ 264 15,006
Residential REITs — 0.1%
Invitation Homes, Inc. ................. 264 8,694
Specialized REITs — 0.1%
VICI Properties, Inc. .................. 483 14,548
Specialty Retail — 31.4%
Academy Sports & Outdoors, Inc. ......... 478 29,985
Advance Auto Parts, Inc. ............... 253 16,913
American Eagle Outfitters, Inc. ........... 848 16,807
Asbury Automotive Group, Inc.
(a)
.......... 75 15,680
AutoNation, Inc.
(a)
.................... 125 17,458
AutoZone, Inc.
(a)
.................... 89 245,830
Bath & Body Works, Inc. ............... 1,062 45,305
Best Buy Co., Inc. ................... 552 40,015
Boot Barn Holdings, Inc.
(a)
.............. 157 11,263
Burlington Stores, Inc.
(a)
............... 439 83,915
CarMax, Inc.
(a) (b)
..................... 734 52,246
Carvana Co. , Class A
(a)
................ 234 10,076
Chewy, Inc. , Class A
(a)
................ 415 7,395
Dick's Sporting Goods, Inc. ............. 432 64,398
Five Below, Inc.
(a)
.................... 324 58,145
Floor & Decor Holdings, Inc. , Class A
(a)
..... 570 57,319
Foot Locker, Inc. .................... 362 10,194
GameStop Corp. , Class A
(a) (b)
............ 1,012 14,401
Gap, Inc. (The) ..................... 1,355 25,325
Home Depot, Inc. (The) ............... 4,735 1,671,266
Lithia Motors, Inc. , Class A ............. 105 30,959
Lowe's Cos., Inc. .................... 2,661 566,367
Murphy USA, Inc. ................... 72 25,381
O'Reilly Automotive, Inc.
(a)
.............. 388 396,943
RH
(a)
............................ 91 23,067
Ross Stores, Inc. .................... 2,455 344,387
Signet Jewelers Ltd. .................. 183 18,205
TJX Cos., Inc. (The) .................. 5,884 558,450
Tractor Supply Co. ................... 631 141,723
Ulta Beauty, Inc.
(a)
................... 384 192,787
Urban Outfitters, Inc.
(a)
................ 341 12,958
Valvoline, Inc.
(a)
..................... 341 12,443
Wayfair, Inc. , Class A
(a) (b)
............... 277 13,919
Williams-Sonoma, Inc. ................ 333 64,399
4,895,924
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ........................ 451 83,164
Textiles, Apparel & Luxury Goods — 4.5%
Capri Holdings Ltd.
(a)
................. 479 23,346
Carter's, Inc. ....................... 217 16,414
Columbia Sportswear Co. .............. 98 7,767
Crocs, Inc.
(a)
....................... 208 21,108
Deckers Outdoor Corp.
(a)
............... 104 78,388
Kontoor Brands, Inc. .................. 263 15,417
Lululemon Athletica, Inc.
(a)
.............. 574 260,493
NIKE, Inc. , Class B .................. 1,803 183,059
Ralph Lauren Corp. .................. 112 16,091
Skechers USA, Inc. , Class A
(a)
........... 326 20,355
Steven Madden Ltd. .................. 353 14,784
Tapestry, Inc. ....................... 804 31,187
VF Corp. ......................... 836 13,761
702,170

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Consumer Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Trading Companies & Distributors — 1.1%
Fastenal Co. ....................... 503 $ 34,320
Ferguson plc ....................... 462 86,791
MSC Industrial Direct Co., Inc. , Class A ..... 84 8,289
SiteOne Landscape Supply, Inc.
(a)
......... 101 15,610
WW Grainger, Inc. ................... 38 34,034
179,044
Total Long-Term Investments — 99 .5%
(Cost: $ 13,233,452 ) ............................... 15,517,517
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(e)
.................. 182,633 $ 182,742
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.32% ................... 74,611 74,611
Total Short-Term Securities — 1 .6%
(Cost: $ 257,304 ) ................................. 257,353
Total Investments — 101 .1%
(Cost: $ 13,490,756 ) ............................... 15,774,870
Liabilities in Excess of Other Assets — (1.1) % ............. (177,612)
Net Assets — 100.0% ...............................
$ 15,597,258
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 158,080 $ 24,553
(a)
$ — $ 91 $ 18 $ 182,742 182,633 $ 444
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 73,037 1,574
(a)
— — — 74,611 74,611 2,014 —
$ 91 $ 18 $ 257,353 $ 2,458 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,517,517 $ — $ — $ 15,517,517
Short-Term Securities
Money Market Funds ...................................... 257,353 — — 257,353
$ 15,774,870 $ — $ — $ 15,774,870

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
U.S. Tech Independence Focused ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
Boeing Co. (The)
(a)
................... 6,453 $ 1,361,841
Lockheed Martin Corp. ................ 1,617 694,356
Mercury Systems, Inc.
(a)
............... 1,794 53,210
2,109,407
Automobile Components — 0.0%
Aptiv plc
(a)
......................... 557 45,301
Automobiles — 0.0%
Rivian Automotive, Inc. , Class A
(a) (b)
........ 1,204 18,433
Broadline Retail — 6.1%
Amazon.com, Inc.
(a)
.................. 73,728 11,442,586
Coupang, Inc. , Class A
(a)
............... 4,894 68,516
eBay, Inc. ......................... 4,516 185,472
11,696,574
Building Products — 0.1%
Fortune Brands Innovations, Inc. ......... 1,775 137,722
Capital Markets — 3.4%
Blackstone, Inc. ..................... 1,969 245,042
CBOE Global Markets, Inc. ............. 687 126,305
CME Group, Inc. , Class A .............. 2,219 456,759
Coinbase Global, Inc. , Class A
(a)
.......... 3,766 482,801
FactSet Research Systems, Inc. .......... 253 120,408
Intercontinental Exchange, Inc. .......... 21,284 2,710,092
LPL Financial Holdings, Inc. ............. 414 99,025
Moody's Corp. ...................... 1,495 586,100
MSCI, Inc. ........................ 401 240,046
Nasdaq, Inc. ....................... 2,285 132,004
S&P Global, Inc. .................... 3,026 1,356,707
6,555,289
Commercial Services & Supplies — 0.2%
Rollins, Inc. ........................ 923 39,975
Tetra Tech, Inc. ..................... 2,268 358,752
398,727
Communications Equipment — 4.6%
Arista Networks, Inc.
(a)
................ 2,608 674,637
Cisco Systems, Inc. .................. 93,771 4,705,429
Juniper Networks, Inc. ................ 3,365 124,370
Motorola Solutions, Inc. ............... 10,067 3,216,407
8,720,843
Construction & Engineering — 0.0%
Ameresco, Inc. , Class A
(a)
.............. 2,994 61,167
Containers & Packaging — 0.0%
Sealed Air Corp. .................... 1,819 62,846
Electrical Equipment — 0.3%
Rockwell Automation, Inc. .............. 539 136,518
Vertiv Holdings Co. , Class A ............ 6,876 387,325
523,843
Electronic Equipment, Instruments & Components — 1.3%
CDW Corp. ........................ 6,587 1,493,405
Corning, Inc. ....................... 1,526 49,580
Insight Enterprises, Inc.
(a) (b)
............. 1,304 240,901
Keysight Technologies, Inc.
(a)
............ 2,384 365,372
Teledyne Technologies, Inc.
(a)
............ 246 102,943
Trimble, Inc.
(a)
...................... 2,997 152,427
2,404,628
Security
Shares
Shares Value
Energy Equipment & Services — 0.1%
Schlumberger NV ................... 4,484 $ 218,371
Entertainment — 0.1%
Electronic Arts, Inc. .................. 1,535 211,185
ROBLOX Corp. , Class A
(a)
.............. 1,494 57,982
269,167
Financial Services — 3.5%
Block, Inc. , Class A
(a)
................. 3,223 209,527
Fidelity National Information Services, Inc. ... 7,630 475,044
Fiserv, Inc.
(a)
....................... 12,346 1,751,527
FleetCor Technologies, Inc.
(a)
............ 1,910 553,766
Global Payments, Inc. ................ 3,035 404,353
Jack Henry & Associates, Inc. ........... 1,729 286,720
Mastercard, Inc. , Class A ............... 3,766 1,691,800
PayPal Holdings, Inc.
(a)
................ 5,422 332,640
Toast, Inc. , Class A
(a)
................. 708 12,581
Visa, Inc. , Class A ................... 3,606 985,376
6,703,334
Ground Transportation — 0.2%
Uber Technologies, Inc.
(a)
.............. 6,713 438,158
Health Care Equipment & Supplies — 0.0%
Align Technology, Inc.
(a)
................ 11 2,941
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
.......... 1,000 207,410
Hotels, Restaurants & Leisure — 0.5%
(a)
Airbnb, Inc. , Class A .................. 1,602 230,912
Booking Holdings, Inc. ................ 120 420,897
DoorDash, Inc. , Class A ............... 2,519 262,480
914,289
Household Products — 0.0%
Colgate-Palmolive Co. ................ 908 76,454
Insurance — 0.3%
Aon plc , Class A .................... 612 182,639
Marsh & McLennan Cos., Inc. ........... 2,197 425,867
608,506
Interactive Media & Services — 6.0%
(a)
Alphabet, Inc. , Class A ................ 27,708 3,881,891
Alphabet, Inc. , Class C, NVS ............ 23,399 3,317,978
Meta Platforms, Inc. , Class A ............ 9,145 3,567,830
Pinterest, Inc. , Class A ................ 2,797 104,804
Snap, Inc. , Class A, NVS ............... 38,591 613,211
ZoomInfo Technologies, Inc. ............ 3,773 60,519
11,546,233
IT Services — 11.7%
Accenture plc , Class A ................ 37,207 13,538,883
Akamai Technologies, Inc.
(a)
............. 3,307 407,522
Cloudflare, Inc. , Class A
(a)
.............. 11,367 898,561
Cognizant Technology Solutions Corp. , Class A 4,085 315,035
DigitalOcean Holdings, Inc.
(a) (b)
........... 2,535 85,480
DXC Technology Co.
(a)
................ 4,252 92,694
Gartner, Inc.
(a)
...................... 2,401 1,098,313
International Business Machines Corp. ..... 22,028 4,045,663
MongoDB, Inc. , Class A
(a)
.............. 971 388,905
Okta, Inc. , Class A
(a)
.................. 853 70,501
Snowflake, Inc. , Class A
(a) (b)
............. 3,771 737,758
Twilio, Inc. , Class A
(a)
................. 1,196 84,115
VeriSign, Inc.
(a)
..................... 2,974 591,469
22,354,899

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Tech Independence Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. .............. 1,408 $ 183,181
Illumina, Inc.
(a)
...................... 743 106,256
IQVIA Holdings, Inc.
(a) (b)
................ 1,311 272,990
562,427
Machinery — 0.8%
Fortive Corp. ....................... 105 8,209
Parker-Hannifin Corp. ................. 2,948 1,369,346
Xylem, Inc. ........................ 398 44,751
1,422,306
Media — 0.4%
Interpublic Group of Cos., Inc. (The) ....... 7,242 238,914
Omnicom Group, Inc. ................. 3,041 274,846
Trade Desk, Inc. (The) , Class A
(a)
......... 3,792 259,486
773,246
Professional Services — 2.5%
ASGN, Inc.
(a)
....................... 1,808 167,818
Automatic Data Processing, Inc. .......... 4,852 1,192,524
Booz Allen Hamilton Holding Corp. ........ 2,732 384,584
Broadridge Financial Solutions, Inc. ....... 689 140,694
CACI International, Inc. , Class A
(a)
........ 643 221,018
Dayforce, Inc.
(a) (b)
.................... 1,844 128,195
Equifax, Inc. ....................... 1,931 471,820
FTI Consulting, Inc.
(a)
................. 518 99,254
Genpact Ltd. ....................... 2,829 101,561
Jacobs Solutions, Inc. ................. 875 117,924
Leidos Holdings, Inc. ................. 976 107,819
Maximus, Inc. ...................... 1,230 99,778
Paychex, Inc. ...................... 2,767 336,827
Paycom Software, Inc. ................ 726 138,114
Paylocity Holding Corp.
(a)
.............. 485 76,829
Science Applications International Corp. .... 862 110,043
SS&C Technologies Holdings, Inc. ........ 1,744 106,419
TransUnion ........................ 3,625 250,814
Verisk Analytics, Inc. .................. 2,253 544,167
4,796,202
Real Estate Management & Development — 0.3%
CoStar Group, Inc.
(a)
.................. 6,082 507,725
Semiconductors & Semiconductor Equipment — 20.6%
Advanced Micro Devices, Inc.
(a)
.......... 10,441 1,750,851
Applied Materials, Inc. ................ 1,703 279,803
Broadcom, Inc. ..................... 14,183 16,735,940
Enphase Energy, Inc.
(a)
................ 670 69,767
Intel Corp. ........................ 51,149 2,203,499
KLA Corp. ......................... 541 321,376
Lam Research Corp. ................. 448 369,676
Marvell Technology, Inc. ............... 28,021 1,897,022
Microchip Technology, Inc. .............. 7,038 599,497
Micron Technology, Inc. ................ 4,239 363,494
Monolithic Power Systems, Inc. .......... 290 174,789
NVIDIA Corp. ...................... 20,466 12,592,116
NXP Semiconductors NV .............. 1,143 240,681
ON Semiconductor Corp.
(a)
............. 1,577 112,172
Qorvo, Inc.
(a)
....................... 3,115 310,690
QUALCOMM, Inc. ................... 3,782 561,665
Silicon Laboratories, Inc.
(a)
.............. 1,183 145,935
Teradyne, Inc. ...................... 1,984 191,634
Texas Instruments, Inc. ................ 3,031 485,324
39,405,931
Software — 30.0%
Adobe, Inc.
(a)
....................... 4,669 2,884,415
ANSYS, Inc.
(a)
...................... 2,415 791,709
Security
Shares
Shares Value
Software (continued)
Appian Corp. , Class A
(a)
............... 2,204 $ 71,917
Autodesk, Inc.
(a)
..................... 988 250,764
Bentley Systems, Inc. , Class B ........... 7,153 360,511
BILL Holdings, Inc.
(a)
.................. 1,038 81,016
Cadence Design Systems, Inc.
(a)
......... 4,370 1,260,570
Confluent, Inc. , Class A
(a)
.............. 7,527 168,304
Crowdstrike Holdings, Inc. , Class A
(a)
....... 2,251 658,417
Datadog, Inc. , Class A
(a)
............... 2,576 320,557
DocuSign, Inc.
(a)
.................... 1,995 121,535
Fair Isaac Corp.
(a)
.................... 152 182,222
Fortinet, Inc.
(a)
...................... 4,790 308,907
HubSpot, Inc.
(a)
..................... 430 262,730
Intuit, Inc. ......................... 2,714 1,713,430
Microsoft Corp. ..................... 55,045 21,884,791
MicroStrategy, Inc. , Class A
(a)
............ 155 77,688
Oracle Corp. ....................... 60,421 6,749,026
Palantir Technologies, Inc. , Class A
(a)
...... 20,289 326,450
Palo Alto Networks, Inc.
(a)
.............. 4,079 1,380,782
Qualys, Inc.
(a)
...................... 2,403 454,576
Roper Technologies, Inc. ............... 369 198,153
Salesforce, Inc.
(a)
.................... 43,446 12,212,236
ServiceNow, Inc.
(a)
................... 3,114 2,383,456
Smartsheet, Inc. , Class A
(a)
............. 482 21,676
Splunk, Inc.
(a)
...................... 1,225 187,878
Synopsys, Inc.
(a)
.................... 741 395,212
Tyler Technologies, Inc.
(a)
.............. 2,106 890,311
Unity Software, Inc.
(a)
................. 2,406 77,954
Workday, Inc. , Class A
(a)
............... 1,496 435,441
Zoom Video Communications, Inc. , Class A
(a)
. 2,073 133,937
Zscaler, Inc.
(a)
...................... 816 192,307
57,438,878
Specialized REITs — 0.9%
Digital Realty Trust, Inc. ............... 948 133,156
Equinix, Inc. ....................... 1,723 1,429,694
Iron Mountain, Inc. ................... 3,306 223,221
1,786,071
Specialty Retail — 0.1%
Best Buy Co., Inc. ................... 1,570 113,809
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc. ........................ 29,271 5,397,573
Dell Technologies, Inc. , Class C .......... 7,335 607,925
Hewlett Packard Enterprise Co. .......... 24,301 371,562
HP, Inc. .......................... 9,997 287,014
NetApp, Inc. ....................... 2,648 230,906
Pure Storage, Inc. , Class A
(a)
............ 3,072 122,849
Super Micro Computer, Inc.
(a) (b)
........... 389 206,018
7,223,847
Total Long-Term Investments — 99 .3%
(Cost: $ 138,511,224 ) .............................. 190,104,984

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Tech Independence Focused ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(e)
.................. 649,338 $ 649,728
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.32% ................... 1,255,227 1,255,227
Total Short-Term Securities — 1 .0%
(Cost: $ 1,904,704 ) ............................... 1,904,955
Total Investments — 100 .3%
(Cost: $ 140,415,928 ) .............................. 192,009,939
Liabilities in Excess of Other Assets — (0.3) % ............. (612,697)
Net Assets — 100.0% ...............................
$ 191,397,242
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 955,490 $ — $ (306,345)
(a)
$ 412 $ 171 $ 649,728 649,338 $ 32,931
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 870,651 384,576
(a)
— — — 1,255,227 1,255,227 28,257 —
$ 412 $ 171 $ 1,904,955 $ 61,188 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 190,104,984 $ — $ — $ 190,104,984
Short-Term Securities
Money Market Funds ...................................... 1,904,955 — — 1,904,955
$ 192,009,939 $ — $ — $ 192,009,939

Statements of Assets and Liabilities
(unaudited)

January 31, 2024

Financial Statements
See notes to financial statements.
iShares U.S.
Consumer
Focused ETF
iShares
U.S. Tech
Independence
Focused ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 15,517,517 $ 190,104,984
Investments, at value — affiliated
(c)
........................................................................... 257,353 1,904,955
Receivables: – –
Securities lending income — affiliated ....................................................................... 70 287
Dividends — unaffiliated ................................................................................ 6,049 57,637
Dividends — affiliated .................................................................................. 283 5,198
Total a ssets ..........................................................................................
15,781,272 192,073,061
LIABILITIES
Collateral on securities loaned .............................................................................. 181,656 648,228
Payables: – –
Investment advisory fees ................................................................................ 2,358 27,591
Total li abilities .........................................................................................
184,014 675,819
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 15,597,258 $ 191,397,242
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 14,820,385 $ 143,074,097
Accumulated earnings ................................................................................... 776,873 48,323,145
NET ASSETS .........................................................................................
$ 15,597,258 $ 191,397,242
NET ASSET VALUE
Shares outstanding .....................................................................................
350,000 2,950,000
Net asset value ........................................................................................
$ 44.56 $ 64.88
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 13,233,452 $ 138,511,224
(b)
  Securities loaned, at value ........................................................................ $ 175,071 $ 624,565
(c)
  Investments, at cost — affiliated ..................................................................... $ 257,304 $ 1,904,704

Statements of Operations
(unaudited)
Six Months Ended January 31, 2024
2024
iShares Semi-Annual Report to Shareholders

See notes to financial statements.
iShares U.S.
Consumer
Focused ETF
iShares
U.S. Tech
Independence
Focused ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 115,824 $ 747,997
Dividends — affiliated .................................................................................. 2,014 28,257
Interest — unaffiliated .................................................................................. — 83
Securities lending income — affiliated — net .................................................................. 444 32,931
Foreign taxes withheld ................................................................................. — (330)
Total investment income ..................................................................................
118,282 808,938
EXPENSES
Investment advisory ................................................................................... 13,009 146,122
Total expenses ........................................................................................
13,009 146,122
Net investment income ...................................................................................
105,273 662,816
REALIZED AND UNREALIZED GAIN (LOSS) $ 993,435 $ 22,712,421
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (188,505) $ 5,718,561
Investments — affiliated .............................................................................. 91 412
In-kind redemptions — unaffiliated
(a)
...................................................................... — 2,381,489
(188,414) 8,100,462
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 1,181,831 14,611,787
Investments — affiliated .............................................................................. 18 171
1,181,849 14,611,958
Net realized and unrealized gain ............................................................................
993,435 22,712,420
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 1,098,708 $ 23,375,236
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
iShares U.S. Consumer Focused ETF iShares U.S. Tech Independence Focused ETF
Six Months Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Six Months Ended
01/31/24
(unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 105,273 $ 159,272 $ 662,816 $ 1,185,787
Net realized gain (loss) ............................................ (188,414) (839,297) 8,100,462 (2,113,700)
Net change in unrealized appreciation (depreciation) ........................ 1,181,849 1,933,804 14,611,958 31,888,230
Net increase in net assets resulting from operations ...........................
1,098,708 1,253,779 23,375,236 30,960,317
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(101,115) (438,384) (819,553) (1,198,551)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
— (1,892,660) 12,385,251 10,705,075
NET ASSETS
Total increase (decrease) in net assets ................................... 997,593 (1,077,265) 34,940,934 40,466,841
Beginning of period ................................................
14,599,665 15,676,930 156,456,308 115,989,467
End of period ....................................................
$ 15,597,258 $ 14,599,665 $ 191,397,242 $ 156,456,308
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Report to Shareholders

iShares U.S. Consumer Focused ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .................
$ 41.71  $ 39.19  $ 45.26  $ 34.23  $ 29.47  $ 26.84
Net investment income
(a)
.........................
0 .30  0 .44  0 .38  0 .35  0 .35  0 .39
Net realized and unrealized gain (loss)
(b)
...............
2.84  3.30  (6.07) 11.01  4.90  2.70
Net increase (decrease) from investment operations ........ 3.14  3.74  (5.69) 11.36  5.25  3.09
Distributions
(c)
– – – – – –
From net investment income ......................
( 0 .29 ) ( 0 .44 ) ( 0 .38 ) ( 0 .33 ) ( 0 .33 ) ( 0 .41 )
From net realized gain ...........................
—  ( 0 .78 ) —  —  ( 0 .16 ) ( 0 .05 )
Total distributions ............................... (0.29) (1.22) (0.38) (0.33) (0.49) (0.46)
Net asset value, end of period ...................... $ 44.56  $ 41.71  $ 39.19  $ 45.26  $ 34.23  $ 29.47
Total Return
(d)
— — — — — —
Based on net asset value .......................... 7.58%
(e)
9.94% (12.65)% 33.32% 18.11% 11.73%
Ratios to Average Net Assets
(f)
Total expen ses .................................
0.18%
(g)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ............................
1.46%
(g)
1.14% 0.88% 0.86% 1.16% 1.42%
Supplemental Data
Net assets, end of period (000) ...................... $ 15,597  $ 14,600  $ 15,677  $ 22,632  $ 11,981  $ 5,895
Portfolio turnover rate
(h)
............................ 8% 18% 7% 4% 10% 11%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Tech Independence Focused ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .................
$ 56.89  $ 47.34  $ 56.82  $ 40.70  $ 29.95  $ 26.33
Net investment income
(a)
.........................
0 .23  0 .45  0 .23  0 .21  0 .24  0 .23
Net realized and unrealized gain (loss)
(b)
...............
8.05  9.55  (9.25) 16.12  10.80  3.73
Net increase (decrease) from investment operations ........ 8.28  10.00  (9.02) 16.33  11.04  3.96
Distributions
(c)
– – – – – –
From net investment income ......................
( 0 .29 ) ( 0 .38 ) ( 0 .25 ) ( 0 .21 ) ( 0 .24 ) ( 0 .27 )
From net realized gain ...........................
—  ( 0 .07 ) ( 0 .21 ) —  ( 0 .05 ) ( 0 .07 )
Total distributions ............................... (0.29) (0.45) (0.46) (0.21) (0.29) (0.34)
Net asset value, end of period ...................... $ 64.88  $ 56.89  $ 47.34  $ 56.82  $ 40.70  $ 29.95
Total Return
(d)
— — — — — —
Based on net asset value .......................... 14.63%
(e)
21.41% (16.02)% 40.24% 37.15% 15.27%
Ratios to Average Net Assets
(f)
Total expen ses .................................
0.18%
(g)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ............................
0.82%
(g)
0.98% 0.43% 0.44% 0.72% 0.85%
Supplemental Data
Net assets, end of period (000) ...................... $ 191,397  $ 156,456  $ 115,989  $ 130,696  $ 79,355  $ 16,470
Portfolio turnover rate
(h)
............................ 13% 44% 7% 6% 5% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
iShares Semi-Annual Report To Shareholders

1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  January 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
iShares ETF
Diversification
Classification
U.S. Consumer Focused ................................................................................................ Non-diversified
U.S. Tech Independence Focused ......................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Report To Shareholders

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Consumer Focused
BofA Securities, Inc. .................................... $ 24,547 $ (24,547) $ – $ –
Citigroup Global Markets, Inc. .............................. 52,174 (52,174) – –
HSBC Bank plc ....................................... 9,228 (9,228) – –
Morgan Stanley ....................................... 68,103 (68,103) – –
Toronto-Dominion Bank (The) .............................. 7,250 (7,250) – –
UBS AG ............................................ 13,769 (13,769) – –
$ 175,071 $ (175,071) $ – $ –
U.S. Tech Independence Focused
BofA Securities, Inc. .................................... $ 278,758 $ (278,758) $ – $ –
Morgan Stanley ....................................... 33,439 (33,439) – –
Nomura Securities International, Inc. ......................... 19,564 (19,564) – –
RBC Capital Markets LLC ................................ 192,778 (190,904) – 1,874
(b)
State Street Bank & Trust Co. .............................. 18,289 (18,289) – –
UBS AG ............................................ 81,737 (81,737) – –
$ 624,565 $ (622,691) $ – $ 1,874
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
U.S. Consumer Focused ............................................................................................. 0.18%
U.S. Tech Independence Focused ...................................................................................... 0.18

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
iShares ETF Amounts
U.S. Consumer Focused .................................................................................................... $ 146
U.S. Tech Independence Focused ............................................................................................. 8,048
iShares ETF Purchases Sales
U.S. Consumer Focused ................................................................................. $ 1,179,843 $ 1,177,052
U.S. Tech Independence Focused .......................................................................... 21,904,397 22,350,748
iShares ETF
In-kind
Purchases
In-kind
Sales
U.S. Tech Independence Focused .......................................................................... $ 18,153,702 $ 5,878,212
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Qualified
        Late-Year
Capital Losses
U.S. Consumer Focused .................................................................................. $ (1,329,823) $ —
U.S. Tech Independence Focused ........................................................................... — (11,451,615)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Consumer Focused ............................................ $ 13,493,108 $ 3,046,085 $ (764,323) $ 2,281,762
U.S. Tech Independence Focused ...................................... 140,415,987 53,662,430 (2,068,478) 51,593,952

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Report To Shareholders

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Six Months Ended
01/31/24
Year Ended
07/31/23
iShares ETF Shares Amount Shares Amount
U.S. Consumer Focused
Shares sold — $ — 100,000 $ 3,714,150
Shares redeemed — — (150,000) (5,606,810)
— $ — (50,000) $ (1,892,660)
U.S. Tech Independence Focused
Shares sold 300,000 $ 18,320,376 1,150,000 $ 47,941,540
Shares redeemed (100,000) (5,935,125) (850,000) (37,236,465)
200,000 $ 12,385,251 300,000 $ 10,705,075

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Statement Regarding Liquidity Risk Management Program
(unaudited)
2024
BlackRock Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares U.S. Consumer Focused ETF and iShares U.S. Tech Independence Focused ETF (the “Funds”
or “ETFs”), each series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in
Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

Supplemental Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

General Information
2024
iShares Semi-Annual Report to Shareholders

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s  policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-715-0124
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.   Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

                                                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	March 21, 2024

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 21, 2024